Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$1,930	$2,030,476

Aerospace & Defense — 2.1%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,246	1,241,028
2.80%, 03/01/23 (Call 02/01/23)	1,765	1,807,325
Embraer Overseas Ltd., 5.70%, 09/16/23(a)	770	849,549
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(b)	1,392	1,405,489
3.38%, 05/15/23 (Call 04/15/23)	2,337	2,466,914
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(a)	2,000	2,122,320
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(b)	1,896	1,973,603
Northrop Grumman Corp., 3.25%, 08/01/23	3,094	3,253,465
Rockwell Collins Inc., 3.70%, 12/15/23 (Call 09/15/23)	1,017	1,084,976
United Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	4,791	5,099,540

		21,304,209

Agriculture — 0.6%
Altria Group Inc., 2.95%, 05/02/23(b)	1,168	1,209,616
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	1,271	1,284,091
2.63%, 03/06/23	1,471	1,507,378
3.60%, 11/15/23(b)	919	979,581
Reynolds American Inc., 4.85%, 09/15/23	1,373	1,502,872

		6,483,538

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	686	720,154
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	1,708	1,774,373

		2,494,527

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	1,760	1,795,411

Auto Manufacturers — 3.7%
American Honda Finance Corp.
1.95%, 05/10/23	150	151,125
2.05%, 01/10/23(b)	1,690	1,706,866
3.45%, 07/14/23(b)	953	1,008,646
3.63%, 10/10/23(b)	2,124	2,264,014
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	370	394,505
Ford Motor Credit Co. LLC
3.09%, 01/09/23	2,075	2,092,700
3.10%, 05/04/23	2,400	2,414,184
4.14%, 02/15/23 (Call 01/15/23)	1,950	2,018,543
4.38%, 08/06/23	2,353	2,463,144
General Motors Co., 4.88%, 10/02/23	2,342	2,541,913
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,960	2,019,976
3.70%, 05/09/23 (Call 03/09/23)	3,710	3,862,592
4.15%, 06/19/23 (Call 05/19/23)	2,766	2,924,354
4.25%, 05/15/23(b)	1,857	1,968,383
PACCAR Financial Corp.
1.90%, 02/07/23	792	797,916
3.40%, 08/09/23	320	337,239
Toyota Motor Corp., 3.42%, 07/20/23(b)	1,246	1,317,383

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.25%, 10/18/23	$2,281	$2,324,772
2.63%, 01/10/23(b)	2,987	3,075,833
2.70%, 01/11/23	906	935,345
3.45%, 09/20/23(b)	1,701	1,804,897

		38,424,330

Banks — 24.1%
Banco Santander SA
3.13%, 02/23/23	2,190	2,257,780
3.85%, 04/12/23	2,715	2,859,547
Bank of America Corp.
3.30%, 01/11/23(b)	9,689	10,124,714
4.10%, 07/24/23	4,736	5,100,246
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	50	50,294
2.20%, 08/16/23 (Call 06/16/23)	3,204	3,256,738
2.95%, 01/29/23 (Call 12/29/22)	2,911	3,017,106
3.45%, 08/11/23	681	721,472
3.50%, 04/28/23(b)	1,916	2,024,905
Bank of Nova Scotia (The)
1.95%, 02/01/23	1,200	1,207,464
2.38%, 01/18/23(b)	1,135	1,157,825
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)(b)	3,913	4,023,660
BNP Paribas SA, 3.25%, 03/03/23	3,305	3,452,238
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	2,353	2,497,027
Citigroup Inc.
3.38%, 03/01/23(b)	913	952,652
3.50%, 05/15/23(b)	2,390	2,509,237
3.88%, 10/25/23(b)	3,655	3,931,757
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)	1,670	1,761,583
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,036	2,163,209
Cooperatieve Rabobank UA, 4.63%, 12/01/23	3,936	4,288,508
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	3,169	3,259,380
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	4,693	4,960,032
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,560	2,654,822
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	1,966	2,041,829
4.20%, 08/08/23	2,755	2,952,120
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	4,397	4,557,886
3.63%, 01/22/23(b)	4,832	5,081,911
HSBC Holdings PLC, 3.60%, 05/25/23	4,903	5,159,672
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	250	250,738
3.55%, 10/06/23 (Call 09/06/23)(b)	2,521	2,672,033
ING Groep NV, 4.10%, 10/02/23	3,217	3,455,412
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	4,478	4,599,622
2.97%, 01/15/23 (Call 01/15/22)(b)	3,954	4,045,179
3.20%, 01/25/23	5,827	6,068,646
3.38%, 05/01/23	5,102	5,341,590
KeyBank N.A./Cleveland OH, 3.38%, 03/07/23	1,285	1,350,689
Lloyds Banking Group PLC, 4.05%, 08/16/23	3,938	4,198,459
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(b)	1,425	1,511,854
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(b)	424	432,879
3.46%, 03/02/23	3,475	3,637,004
3.76%, 07/26/23(b)	4,937	5,238,947

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 3.55%, 03/05/23	$1,324	$1,389,088
Morgan Stanley
3.13%, 01/23/23(b)	5,824	6,041,293
3.75%, 02/25/23	5,438	5,751,392
4.10%, 05/22/23	4,804	5,116,020
National Australia Bank Ltd./New York
2.88%, 04/12/23	2,116	2,188,388
3.00%, 01/20/23	1,773	1,838,477
3.63%, 06/20/23	1,933	2,049,734
National Bank of Canada, 2.10%, 02/01/23	750	754,793
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	1,935	1,999,048
3.50%, 06/08/23 (Call 05/09/23)	911	961,934
3.80%, 07/25/23 (Call 06/25/23)	1,681	1,785,878
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	2,449	2,613,377
Royal Bank of Canada
1.95%, 01/17/23	590	593,575
3.70%, 10/05/23(b)	3,676	3,925,968
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	5,977	6,317,629
6.10%, 06/10/23	2,548	2,830,497
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	2,900	2,998,861
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	2,789	2,866,367
Santander UK PLC, 2.10%, 01/13/23	500	504,070
State Street Corp.
3.10%, 05/15/23	2,537	2,642,818
3.70%, 11/20/23	2,558	2,751,717
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,215	1,252,859
3.95%, 07/19/23	1,550	1,653,199
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	4,954	5,135,861
3.75%, 07/19/23	1,232	1,305,612
3.94%, 10/16/23	1,654	1,769,515
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,923	2,074,955
Toronto-Dominion Bank (The), 3.50%, 07/19/23(b)	2,977	3,155,620
Truist Bank
2.75%, 05/01/23 (Call 04/01/23)(b)	429	441,621
3.00%, 02/02/23 (Call 01/02/23)(b)	2,284	2,365,584
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	1,550	1,569,902
3.75%, 12/06/23 (Call 11/06/23)	2,920	3,123,728
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)(b)	2,073	2,143,834
3.40%, 07/24/23 (Call 06/23/23)	1,816	1,919,058
U.S. Bank NA/Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)(b)	750	757,373
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	9,281	9,490,751
4.13%, 08/15/23	3,201	3,431,120
Series M, 3.45%, 02/13/23	5,307	5,537,377
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	5,228	5,528,035
Westpac Banking Corp.
2.00%, 01/13/23	595	600,379
2.75%, 01/11/23	3,160	3,254,674
3.65%, 05/15/23(b)	2,142	2,269,492

		247,530,139

Security	Par (000)	Value

Beverages — 3.1%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$165	$169,526
3.30%, 02/01/23 (Call 12/01/22)(b)	8,067	8,423,077
Coca-Cola Co. (The)
2.50%, 04/01/23	2,257	2,323,243
3.20%, 11/01/23	3,664	3,889,776
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)(b)	1,428	1,478,251
4.25%, 05/01/23(b)	2,759	2,955,523
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	2,419	2,486,853
3.50%, 09/18/23 (Call 08/18/23)	805	854,379
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	400	409,508
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(b)	1,906	1,983,117
4.06%, 05/25/23 (Call 04/25/23)	3,663	3,908,970
PepsiCo Inc., 2.75%, 03/01/23	2,405	2,488,574

		31,370,797

Biotechnology — 0.5%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)	2,266	2,300,987
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	2,671	2,735,184

		5,036,171

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	1,249	1,335,431
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	75	77,240

		1,412,671

Chemicals — 1.6%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	5,739	6,202,424
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,442	1,502,694
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(b)	65	66,817
LYB International Finance BV, 4.00%, 07/15/23	3,016	3,220,787
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,955	3,170,035
Nutrien Ltd., 3.50%, 06/01/23 (Call 03/01/23)	694	723,231
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	50	52,013
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)(b)	1,082	1,112,437

		16,050,438

Commercial Services — 0.6%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	225	239,735
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,703	1,790,432
4.00%, 06/01/23 (Call 05/01/23)(b)	841	894,311
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	323	344,166
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	1,107	1,129,760
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,211	1,269,225

		5,667,629

Computers — 3.5%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)(b)	1,216	1,246,327
2.40%, 05/03/23(b)	10,897	11,169,207
2.85%, 02/23/23 (Call 12/23/22)	4,553	4,716,362
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(a)	8,308	9,099,254
Hewlett Packard Enterprise Co., 2.25%, 04/01/23 (Call 03/01/23)(b)	2,354	2,374,597
IBM Credit LLC, 3.00%, 02/06/23	2,876	2,985,662
International Business Machines Corp., 3.38%, 08/01/23(b)	2,723	2,876,686

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 4.75%, 06/01/23	$1,824	$1,926,509

		36,394,604

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(b)	1,142	1,155,384
2.10%, 05/01/23(b)	480	488,616
Procter & Gamble Co. (The), 3.10%, 08/15/23	2,136	2,257,026
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	1,185	1,235,991

		5,137,017

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)(b)	1,725	1,786,203
4.13%, 07/03/23 (Call 06/03/23)	565	599,036
Air Lease Corp.
2.25%, 01/15/23(b)	1,025	1,033,138
2.75%, 01/15/23 (Call 12/15/22)	870	888,035
3.00%, 09/15/23 (Call 07/15/23)	2,269	2,342,515
3.88%, 07/03/23 (Call 06/03/23)	712	753,709
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	1,343	1,441,200
5.00%, 04/01/23	1,027	1,112,549
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	3,609	3,778,731
3.70%, 08/03/23 (Call 07/03/23)	3,973	4,223,061
Ameriprise Financial Inc., 4.00%, 10/15/23	1,861	2,007,107
BGC Partners Inc., 5.38%, 07/24/23	1,101	1,189,840
Capital One Bank USA N.A., 3.38%, 02/15/23	2,746	2,856,307
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	3,225	3,346,776
3.50%, 06/15/23	2,371	2,491,755
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(b)	2,115	2,177,265
Eaton Vance Corp., 3.63%, 06/15/23	140	147,797
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	656	694,278
4.00%, 10/15/23	1,874	2,026,244
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	1,505	1,647,192
Jefferies Group LLC, 5.13%, 01/20/23(b)	1,542	1,673,471
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(b)	418	444,815

		38,661,024

Electric — 4.2%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(b)	820	873,398
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	1,097	1,150,841
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	794	817,987
3.75%, 11/15/23 (Call 08/15/23)	1,411	1,508,274
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(b)	684	732,803
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	915	934,435
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	315	331,616
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	1,157	1,224,627
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)(b)	1,911	2,017,787
Series F, 3.85%, 12/01/23 (Call 09/01/23)	917	973,542

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	$1,035	$1,059,260
3.05%, 03/15/23 (Call 02/15/23)	1,030	1,069,861
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	1,641	1,753,507
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	940	1,000,235
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	360	379,627
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,796	1,826,532
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)(b)	759	813,769
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(b)	391	405,846
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(b)	1,795	1,839,642
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,145	1,219,356
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,321	2,471,122
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)(b)	1,002	1,033,463
Georgia Power Co., Series A, 2.10%, 07/30/23	50	50,573
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,241	1,275,587
3.40%, 11/15/23 (Call 08/15/23)	346	367,203
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	810	831,692
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	634	649,387
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	190	196,698
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)(b)	1,118	1,165,727
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,110	2,231,093
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	311	329,847
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	907	926,627
3.25%, 09/01/23 (Call 08/01/23)	375	394,586
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	435	459,564
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,439	1,480,832
4.05%, 12/01/23 (Call 09/01/23)(b)	1,055	1,131,667
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)(b)	813	857,178
Series D, 3.40%, 06/01/23 (Call 05/01/23)	508	532,994
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	3,716	3,846,246
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(b)	1,425	1,463,618

		43,628,649

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)(b)	723	743,258

Electronics — 0.6%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)(b)	1,260	1,335,348
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	655	692,754
Flex Ltd., 5.00%, 02/15/23	1,785	1,922,427
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(b)	909	963,268
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	971	1,032,901

		5,946,698

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	1,512	1,642,758

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(b)	$1,666	$1,699,969

		3,342,727

Food — 1.8%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(b)	2,238	2,349,027
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	2,620	2,710,154
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	2,208	2,350,350
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(b)	1,488	1,574,557
Kellogg Co., 2.65%, 12/01/23	1,834	1,884,105
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)(b)	2,175	2,306,914
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,821	1,940,403
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	1,662	1,753,111
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	1,428	1,526,903

		18,395,524

Gas — 0.4%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(b)	852	889,735
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	670	703,708
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(b)	881	917,279
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	712	748,711
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(b)	793	806,291

		4,065,724

Health Care – Products — 0.7%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	2,491	2,647,136
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)	240	248,700
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	838	864,414
Thermo Fisher Scientific Inc., 3.00%, 04/15/23 (Call 02/15/23)(b)	2,874	2,976,860
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	810	850,759

		7,587,869

Health Care – Services — 1.9%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	3,888	3,993,209
Anthem Inc., 3.30%, 01/15/23(b)	3,344	3,484,114
HCA Inc., 4.75%, 05/01/23	3,778	4,085,831
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(b)	390	415,178
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	718	757,354
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)(b)	2,619	2,690,473
2.88%, 03/15/23	1,908	1,973,941
3.50%, 06/15/23(b)	1,557	1,645,048

		19,045,148

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	1,671	1,716,986
Prospect Capital Corp., 5.88%, 03/15/23	235	251,582

		1,968,568

Home Builders — 0.1%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(b)	841	902,309
5.75%, 08/15/23 (Call 05/15/23)	570	636,428

		1,538,737

Security	Par (000)	Value

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23(b)	$270	$276,647

Insurance — 2.2%
Aflac Inc., 3.63%, 06/15/23	2,012	2,133,786
Allstate Corp. (The), 3.15%, 06/15/23	1,287	1,348,802
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	933	1,000,764
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(b)	1,000	1,091,950
Assurant Inc.
4.00%, 03/15/23(b)	800	842,360
4.20%, 09/27/23 (Call 08/27/23)	25	26,611
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	4,810	4,974,117
3.00%, 02/11/23(b)	1,132	1,179,476
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	220,863
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,486	1,574,164
Lincoln National Corp., 4.00%, 09/01/23	1,445	1,549,184
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(b)	1,474	1,512,884
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,040	1,084,138
MetLife Inc., Series D, 4.37%, 09/15/23	3,286	3,577,238
Reinsurance Group of America Inc., 4.70%, 09/15/23	25	27,396

		22,143,733

Internet — 1.1%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	1,799	1,842,266
Amazon.com Inc., 2.40%, 02/22/23 (Call 01/22/23)	2,937	3,005,873
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	2,142	2,268,207
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,306	1,344,553
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	3,095	3,162,285

		11,623,184

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	1,224	1,302,238
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,134	1,208,186
Steel Dynamics Inc., 5.25%, 04/15/23 (Call 03/02/20)(b)	354	359,689

		2,870,113

Lodging — 0.6%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	975	1,014,078
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	870	938,147
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(b)	3,658	3,881,760

		5,833,985

Machinery — 1.6%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	936	979,973
Caterpillar Financial Services Corp.
2.63%, 03/01/23	1,005	1,032,839
3.45%, 05/15/23	1,860	1,965,388
3.65%, 12/07/23	1,240	1,327,556
3.75%, 11/24/23	722	775,103
CNH Industrial NV, 4.50%, 08/15/23(b)	1,969	2,127,977
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	324,750
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(b)	320	334,957
John Deere Capital Corp.
2.70%, 01/06/23	529	544,521
2.80%, 01/27/23(b)	1,263	1,304,869
2.80%, 03/06/23	3,749	3,880,328
3.45%, 06/07/23	802	848,283
3.65%, 10/12/23	605	647,283

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	$137	$141,381

		16,235,208

Manufacturing — 0.8%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(b)	1,065	1,071,294
2.25%, 03/15/23 (Call 02/15/23)(b)	1,663	1,692,236
General Electric Co., 3.10%, 01/09/23(b)	3,747	3,869,040
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23(b)	1,483	1,600,379

		8,232,949

Media — 2.2%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	2,896	2,985,428
2.85%, 01/15/23(b)	1,939	2,006,303
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	3,166	3,256,801
3.25%, 04/01/23(b)	1,004	1,042,001
NBCUniversal Media LLC, 2.88%, 01/15/23(b)	2,375	2,456,082
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(b)	1,499	1,621,663
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,319	2,747,876
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)(b)	2,686	2,736,712
2.90%, 06/01/23 (Call 05/01/23)	365	376,319
4.25%, 09/01/23 (Call 06/01/23)(b)	2,758	2,961,458

		22,190,643

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	2,807	2,877,231

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,030	1,111,865
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	3,090	3,257,076

		4,368,941

Oil & Gas — 4.7%
BP Capital Markets America Inc.
2.75%, 05/10/23(b)	3,635	3,745,722
3.22%, 11/28/23 (Call 09/28/23)	2,308	2,422,500
BP Capital Markets PLC
2.75%, 05/10/23	170	175,775
3.99%, 09/26/23(b)	1,894	2,039,705
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,212	3,301,229
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	890	931,741
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	3,347	3,444,163
3.19%, 06/24/23 (Call 03/24/23)	3,629	3,804,716
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	2,884	3,045,994
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	3,477	3,565,142
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	3,076	3,172,833
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)(b)	2,005	2,188,818
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	3,700	3,756,573
Shell International Finance BV
2.25%, 01/06/23(b)	2,939	2,991,491
3.40%, 08/12/23(b)	3,008	3,183,637
3.50%, 11/13/23 (Call 10/13/23)	1,308	1,391,791
Total Capital Canada Ltd., 2.75%, 07/15/23(b)	2,370	2,452,737
Total Capital International SA, 2.70%, 01/25/23	2,545	2,622,521

		48,237,088

Security	Par (000)	Value

Oil & Gas Services — 0.6%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	$2,700	$2,830,680
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,909	3,099,859

		5,930,539

Packaging & Containers — 0.2%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,347	1,459,192
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	1,010	1,062,772

		2,521,964

Pharmaceuticals — 7.9%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	2,888	2,974,034
3.75%, 11/14/23 (Call 10/14/23)(b)	2,907	3,094,094
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	1,159	1,180,986
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)(b)	2,119	2,238,300
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)(a)	2,947	3,031,402
3.25%, 02/20/23 (Call 01/20/23)(a)	2,248	2,343,697
3.25%, 11/01/23(b)	1,145	1,208,044
4.00%, 08/15/23(a)	1,405	1,509,869
Cardinal Health Inc., 3.20%, 03/15/23	1,718	1,778,319
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	3,004	3,095,802
3.75%, 07/15/23 (Call 06/15/23)	4,617	4,881,092
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	11,755	12,340,869
4.00%, 12/05/23 (Call 09/05/23)	3,682	3,932,597
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(b)	2,612	2,701,043
3.38%, 05/15/23	3,084	3,246,188
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(b)	1,864	1,889,332
3.38%, 12/05/23(b)	1,507	1,616,062
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(b)	933	954,944
Merck & Co. Inc., 2.80%, 05/18/23	4,724	4,909,889
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	915	976,204
Pfizer Inc.
3.00%, 06/15/23(b)	2,941	3,074,433
3.20%, 09/15/23 (Call 08/15/23)	2,603	2,744,629
5.80%, 08/12/23(b)	475	540,260
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	2,307	2,438,038
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	5,764	5,934,730
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	2,634	2,860,972
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	3,338	3,472,622

		80,968,451

Pipelines — 3.7%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)(b)	538	553,925
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,320	2,468,851
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,917	1,981,488
4.25%, 03/15/23 (Call 12/15/22)(b)	2,162	2,274,878
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,245	1,322,327
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,019	2,154,939
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	3,512	3,658,767

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	$2,500	$2,460,075
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,547	1,607,642
3.50%, 09/01/23 (Call 06/01/23)	1,832	1,919,588
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	2,354	2,431,658
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	505	525,033
4.50%, 07/15/23 (Call 04/15/23)	3,177	3,408,921
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	985	1,154,105
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	850	929,696
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	856	869,979
3.85%, 10/15/23 (Call 07/15/23)	1,554	1,626,587
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	2,677	2,931,663
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	499	513,162
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	1,146	1,214,714
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(b)	295	307,281
4.50%, 11/15/23 (Call 08/15/23)	1,409	1,521,917

		37,837,196

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)(b)	1,937	2,054,460
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	715	753,453
American Tower Corp.
3.00%, 06/15/23	1,263	1,306,725
3.50%, 01/31/23	3,901	4,076,077
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	499	540,637
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,470	1,529,947
3.85%, 02/01/23 (Call 11/01/22)	2,198	2,320,824
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)(b)	725	761,786
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)(b)	1,205	1,252,863
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,979	2,091,981
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	851	880,079
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	2,103	2,183,398
5.25%, 01/15/23	4,124	4,513,470
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(b)	610	656,470
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,234	1,257,039
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(b)	1,435	1,487,492
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	645	669,310
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	590	647,991
Healthpeak Properties Inc., 4.25%, 11/15/23 (Call 08/15/23)	1,633	1,759,819
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)	770	826,503
Series D, 3.75%, 10/15/23 (Call 07/15/23)(b)	1,385	1,463,446
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	355	371,415

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	$603	$623,990
Liberty Property LP, 3.38%, 06/15/23 (Call 03/15/23)	580	607,956
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(b)	100	107,608
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(b)	1,085	1,124,993
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,822	1,948,410
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	350	363,093
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,158	2,328,439
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	1,178	1,282,053
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,438	1,509,023
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	1,167	1,202,232
2.75%, 06/01/23 (Call 03/01/23)	2,111	2,177,876
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	1,040	1,074,403
3.13%, 06/15/23 (Call 03/15/23)	1,395	1,443,365
Weingarten Realty Investors, 3.50%, 04/15/23 (Call 01/15/23)	272	280,903
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)(b)	1,847	1,944,411
3.95%, 09/01/23 (Call 08/01/23)	1,151	1,226,724
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(b)	67	69,141
4.63%, 09/15/23	720	783,439

		53,503,244

Retail — 3.3%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	785	850,273
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(b)	220	225,711
3.13%, 07/15/23 (Call 04/15/23)	1,398	1,450,691
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	2,898	3,012,819
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	2,030	2,140,858
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(b)	1,959	2,021,355
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	486	498,340
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(b)	843	900,973
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)	1,205	1,207,253
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	2,502	2,622,547
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(b)	804	852,690
QVC Inc., 4.38%, 03/15/23	2,126	2,200,899
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	3,457	3,592,203
3.85%, 10/01/23 (Call 07/01/23)	1,311	1,401,472
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(b)	805	825,503
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	6,231	6,406,278
3.40%, 06/26/23 (Call 05/26/23)	3,633	3,846,148

		34,056,013

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(b)	1,007	1,097,197
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(b)	935	962,115
3.13%, 12/05/23 (Call 10/05/23)	2,129	2,227,530
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)(b)	3,210	3,259,530

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	$711	$757,976
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(b)	875	908,801
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)(b)	2,517	2,684,028
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	3,955	4,050,909
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	684	697,920

		16,646,006

Software — 2.7%
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	2,269	2,380,476
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	1,722	1,833,500
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	3,582	3,639,061
2.38%, 05/01/23 (Call 02/01/23)(b)	2,735	2,804,606
3.63%, 12/15/23 (Call 09/15/23)	3,555	3,817,715
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	6,283	6,445,855
2.63%, 02/15/23 (Call 01/15/23)	1,499	1,542,051
3.63%, 07/15/23	2,159	2,302,358
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	2,886	3,026,086

		27,791,708

Telecommunications — 2.6%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	4,254	4,462,786
4.05%, 12/15/23(b)	1,816	1,962,787
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,259	1,368,697
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	3,169	3,235,327
2.60%, 02/28/23	1,007	1,037,643
Motorola Solutions Inc., 3.50%, 03/01/23	1,346	1,400,096
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	1,095	1,134,201
4.10%, 10/01/23 (Call 07/01/23)(b)	2,118	2,281,298
Telefonica Emisiones SA, 4.57%, 04/27/23	1,602	1,735,639
Verizon Communications Inc., 5.15%, 09/15/23	7,087	7,901,863
Vodafone Group PLC, 2.95%, 02/19/23	295	304,133

		26,824,470

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(b)	560	589,585

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,452	2,544,465

Security	Par/ Shares (000)	Value

Transportation (continued)
3.85%, 09/01/23 (Call 06/01/23)	$1,480	$1,583,289
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	373	399,729
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)(b)	1,030	1,102,378
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	549	566,843
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	1,845	1,902,582
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	625	651,038
3.75%, 06/09/23 (Call 05/09/23)	939	990,617
3.88%, 12/01/23 (Call 11/01/23)	873	931,613
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,079	1,108,953
2.95%, 01/15/23 (Call 10/15/22)	941	970,199
3.50%, 06/08/23 (Call 05/08/23)	1,489	1,570,091
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	2,652	2,719,626

		17,041,423

Total Corporate Bonds & Notes — 98.9% (Cost: $980,281,142)		1,014,656,204

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	37,865	37,888,128
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	3,200	3,200,000

		41,088,128

Total Short-Term Investments — 4.0% (Cost: $41,075,481)		41,088,128

Total Investments in Securities — 102.9% (Cost: $1,021,356,623)		1,055,744,332

Other Assets, Less Liabilities — (2.9)%		(29,432,211)

Net Assets — 100.0%		$1,026,312,121

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,487	4,378	37,865	$37,888,128	$29,281	(b)	$(885)	$3,339
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846	354	3,200	3,200,000	12,906		—	—

				$41,088,128	$42,187		$(885)	$3,339

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,014,656,204	$—	$1,014,656,204
Money Market Funds	41,088,128	—	—	41,088,128

	$41,088,128	$1,014,656,204	$—	$1,055,744,332